Accrued Compensation for Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Accrued Compensation for Related Parties

Note 10 – Accrued Compensation for Related Parties

At September 30, 2020, accrued compensation was $181,500, representing cash compensation due to the Company’s executive officers for services rendered.

Note 7 – Accrued Compensation for Related Parties

At December 31, 2019, accrued compensation represents compensation for the Company’s executive officers from April 12, 2019 to December 31, 2019 in the amount of $193,500, less $135,000 that was paid.

On October 1, 2019, the Company entered into an Employment Agreement with Jesse L. Dickens, Jr. to serve as the Chief Executive Officer of the Company’s newly formed wholly owned subsidiary, Capitol City Solutions USA, Inc. (“CCS”) (the “Employment Agreement”). Pursuant to the Employment Agreement, Mr. Dickens will receive an annual base salary of $120,000 which shall receive an equity grant in the amount of one million (1,000,000) shares of the Company’s common stock (the “Equity Shares”) pursuant to a vesting period of one-year, of which two-hundred and fifty thousand (250,000) shares were issued to Mr. Dickens at the signing of the Employment Agreement and the remaining shares issuable as follows: 250,000 shares on January 1, 2020, 250,000 shares on April 1, 2020, and 250,000 shares on July 1, 2020.

On October 18, 2019, Legend Nutrition entered into an Employment Agreement with Michael Ladner to serve as its Chief Executive Officer (the “Ladner Employment Agreement”). Pursuant to the Ladner Employment Agreement, Mr. Ladner will receive an annual base salary of $60,000 per annum which shall increase to $100,000 per annum starting January 1, 2020 through October 18, 2021. In addition, Mr. Ladner is eligible to receive cash performance bonuses equal to five percent (5%) of the net profits generated by each Legend Nutrition store location while the Mr. Ladner is employed by Legend. Further, Mr. Ladner may participate in equity incentive programs as determined by the Company from time to time. The Ladner Employment Agreement has a two-year term, provided, however, after the end of the term, the agreement will automatically renew for successive one-year terms.